SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 8,658,698	$ 7,688,491
Increase in allowance for credit losses	1,051,848	4,931,702
Amounts recovered during the year		(19,167)
Decrease from dissolution of a subsidiary		(228,958)
Amounts written off as uncollectible		(4,001,169)
Foreign exchange difference	847,712	287,799
Impairment losses reversed	(490,306)
Allowance for credit losses, ending	$ 10,067,952	$ 8,658,698